Segment and corporate information - Geographic Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographic region
Revenue external customers	€ 17,618,685	€ 17,859,063	€ 17,476,555
Long-lived assets	25,288,572	23,406,609	24,760,182
Germany
Disclosure of geographic region
Revenue external customers	511,390	493,436	474,750
Long-lived assets	1,478,579	1,202,528	1,311,786
North America
Disclosure of geographic region
Revenue external customers	12,087,711	12,478,420	12,195,173
Long-lived assets	19,618,557	17,878,746	19,112,827
Rest of the World
Disclosure of geographic region
Revenue external customers	5,019,584	4,887,207	4,806,632
Long-lived assets	€ 4,191,436	€ 4,325,335	€ 4,335,569